Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 09, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies and Going Concern [Line Items]
Restricted cash		$ 3,800,003	$ 0	$ 3,800,003	$ 0		$ 0
Inventory reserve percentage								100.00%	5.00%
Recorded reserves								$ 2,525,179	$ 138,045
Right of use assets		400,717		400,717			461,949	578,013
Lease liability		429,274		429,274			492,352	584,419
Research and development expenses		$ 233,665	$ 381,061	$ 1,010,075	$ 909,746		$ 1,849,996	$ 3,190,293
Potential anti-dilutive shares (in Shares)		3,271,004	342,501	4,578,319	342,501		2,626,254	180,986
Shares issued (in Shares)	178,033
Issuance in shares (in Shares)						3,200,000
Issuance of remaining shares (in Shares)		3,019,525		3,019,525				1,441
Cumulative net loss from inception				$ 111,616,998			$ 110,465,509
Working capital		$ 4,800,432		4,800,432			$ 217,013
Deposit amount				3,800,000
Minimum [Member]
Summary of Significant Accounting Policies and Going Concern [Line Items]
Issuance in shares (in Shares)							1,738
Maximum [Member]
Summary of Significant Accounting Policies and Going Concern [Line Items]
Issuance in shares (in Shares)							3,379,771
Side Letter Agreement [Member]
Summary of Significant Accounting Policies and Going Concern [Line Items]
Restricted cash		$ 3,800,000		$ 3,800,000